Property and Equipment, Net (Details) - Schedule of Property and Equipment ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Cost:
Total cost	¥ 25,885		¥ 28,211
Less: Accumulated depreciation	(22,782)		(22,719)
Property and equipment, net	3,103	$ 430	5,492
Warehouse equipment [Member]
Cost:
Total cost	1,945		2,879
Furniture, computer and office equipment [Member]
Cost:
Total cost	5,395		7,082
Vehicles [Member]
Cost:
Total cost	4,740		4,740
Leasehold improvement [Member]
Cost:
Total cost	10,793		10,501
Software [Member]
Cost:
Total cost	¥ 3,012		¥ 3,009